UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22061

Name of Fund:   BlackRock Funds II

BlackRock 20/80 Target Allocation Fund

BlackRock 40/60 Target Allocation Fund

BlackRock 60/40 Target Allocation Fund

BlackRock 80/20 Target Allocation Fund

Fund Address:    100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Funds II, 55 East 52nd Street,

            New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 09/30/2018

Date of reporting period: 06/30/2018

Item 1 — Schedule of Investments

Schedule of Investments (unaudited) June 30, 2018	BlackRock 20/80 Target Allocation Fund (Percentages shown are based on Net Assets)

Security	Shares/ Investment Value	Value
Affiliated Investment Companies(e) — 106.7%

Equity Funds — 24.8%
BlackRock Advantage Emerging Markets Fund, Class K (a)	778,409	$8,033,178
BlackRock Global Allocation Fund, Inc., Class K	449,209	8,759,570
iShares Core S&P Total U.S. Stock Market ETF	582,864	36,440,657
iShares Edge MSCI Multifactor USA ETF	190,407	6,087,312
iShares Edge MSCI USA Momentum Factor ETF	110,329	12,103,091

		71,423,808
Fixed Income Funds — 75.8%
BlackRock Global Long/Short Credit Fund, Class K	1,126,125	11,632,867
BlackRock Low Duration Bond Portfolio, Class K	615,303	5,826,922
BlackRock Strategic Income Opportunities Portfolio, Class K	3,568,228	34,825,910
iShares 20+ Year Treasury Bond ETF (b)	46,789	5,695,157
iShares 7-10 Year Treasury Bond ETF (b)	307,156	31,486,562
iShares J.P. Morgan USD Emerging Markets Bond ETF	207,035	22,105,127
iShares TIPS Bond ETF	52,772	5,956,376
Master Total Return Portfolio	$57,470,752	57,470,752
U.S. Total Bond Index Master Portfolio	$43,670,459	43,670,459

		218,670,132
Short-Term Securities — 6.1%
SL Liquidity Series, LLC, Money Market Series, 2.15% (c)(d)	17,618,473	17,620,235

Total Affiliated Investment Companies — 106.7% (Cost: $295,758,262)		307,714,175
Liabilities in Excess of Other Assets — (6.7)%		(19,272,255)

Net Assets — 100.0%		$288,441,920

(a)	Non-income producing security.
(b)	Security, or a portion of the security, is on loan.
(c)	Security was purchased with the cash collateral from loaned securities.
(d)	Annualized 7-day yield as of period end.
(e)

During the period ended June 30, 2018, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, and/or related parties of the Fund were as follows:

Affiliate	Shares/ Investment Value Held at 09/30/17	Shares/ Investment Value Purchased	Shares/ Investment Value Sold		Shares/ Investment Value Held at 06/30/18	Value at 06/30/18	Income	Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Advantage Emerging Market, Class K	—	1,115,818	(337,409)		778,409	$8,033,178	$—	$(129,802)	$(1,086,484)
BlackRock Advantage Emerging Market, Institutional Class	—	1,126,945	(1,126,945)		—	—	—	93,422	—
BlackRock Global Allocation Fund, Inc., Class K	510,193	31,837	(92,821)		449,209	8,759,570	112,341	473,457	(469,283)
BlackRock Global Long/Short Credit Fund, Class K	1,224,237	82,896	(181,008)		1,126,125	11,632,867	167,110	41,287	(153,067)
BlackRock High Yield Bond Portfolio, Class K	—	1,313,604	(1,313,604)		—	—	256,252	(252,036)	—
BlackRock Liquidity Funds, T-Fund, Institutional Class	67,880	—	(67,880	)(c)	—	—	2,085	—	—
BlackRock Low Duration Bond Portfolio, Class K	—	651,729	(36,426)		615,303	5,826,922	36,431	(862)	(24,402)
BlackRock Strategic Income Opportunities Portfolio, Class K	3,920,724	243,732	(596,228)		3,568,228	34,825,910	1,002,380	58,720	(866,599)

1

Schedule of Investments (unaudited) (continued) June 30, 2018	BlackRock 20/80 Target Allocation Fund

Affiliate	Shares/ Investment Value Held at 09/30/17	Shares/ Investment Value Purchased		Shares/ Investment Value Sold		Shares/ Investment Value Held at 06/30/18	Value at 06/30/18	Income		Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Total Emerging Markets Fund, Institutional Class	658,751	32,001		(690,752)		—	$—	$97,213		$1,010,648	$(769,181)
iShares 20+ Year Treasury Bond ETF	51,826	2,445		(7,482)		46,789	5,695,157	116,796		(25,467)	(139,963)
iShares 7-10 Year Treasury Bond ETF	185,126	214,742		(92,712)		307,156	31,486,562	486,288		(434,237)	(918,054)
iShares Core MSCI EAFE ETF	107,503	606		(108,109)		—	—	74,310		1,844,608	(1,354,500)
iShares Core S&P 500 ETF	106,292	478		(106,770)		—	—	97,389		2,998,532	(906,404)
iShares Core S&P Total U.S. Stock Market ETF	689,257	27,686		(134,079)		582,864	36,440,657	515,182		1,235,537	1,959,420
iShares Edge MSCI Multi Factor USA ETF	—	403,099		(212,692)		190,407	6,087,312	71,675		(310,843)	(170,192)
iShares Edge MSCI USA Momentum Factor ETF	—	116,649		(6,320)		110,329	12,103,091	37,627		28,143	647,900
iShares iBoxx $ High Yield Corporate Bond ETF	113,972	—		(113,972)		—	—	41,601		116,838	(159,901)
iShares Intermediate Credit Bond ETF	277,556	908		(278,464)		—	—	295,432		(643,860)	106,844
iShares J.P. Morgan USD Emerging Markets Bond ETF	109,373	172,011		(74,349)		207,035	22,105,127	532,181		(144,082)	(1,955,673)
iShares TIPS Bond ETF	57,766	3,419		(8,413)		52,772	5,956,376	114,837		2,238	(45,204)
Master Total Return Portfolio	$51,921,154	$5,549,598	(b)(d)	$—		$57,470,752	57,470,752	1,783,960		(549,411)	4,966,504
SL Liquidity Series, LLC, Money Market Series	19,599,212	1,980,739	(b)	—		17,618,473	17,620,235	31,373	(e)	(6,223)	—
U.S. Total Bond Index Master Portfolio	$50,677,655	$—		$(7,007,196	)(c)(d)	$43,670,459	43,670,459	900,771		(328,483)	(534,284)

							$307,714,175	$6,773,234		$5,078,124	$(1,872,523)

(a)	Includes net capital gain distributions, if applicable.
(b)	Represents net shares/investment value purchased.
(c)	Represents net shares/investment value sold.
(d)	Inclusive of income, expense, realized and unrealized gains and losses allocated from the Master Portfolio.
(e)

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

2

Schedule of Investments (unaudited) (continued) June 30, 2018	BlackRock 20/80 Target Allocation Fund

Portfolio Abbreviation

ETF      Exchange-Traded Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including each Fund’s own assumptions used in determining the fair value of investments.)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies:
Equity Funds(a)	$71,423,808	$—	$—	$71,423,808
Fixed Income Funds(a)	117,528,921	—	—	117,528,921

Subtotal	$188,952,729	$—	$—	$188,952,729

Investments Valued at NAV(b)				118,761,446

Total Investments				$307,714,175

(a)	See above Schedule of Investments for values in each security type.

(b)	As of June 30, 2018, certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

During the period ended June 30, 2018, there were no transfers between levels.

3

Schedule of Investments (unaudited) June 30, 2018	BlackRock 40/60 Target Allocation Fund (Percentages shown are based on Net Assets)

Security	Shares/ Investment Value	Value
Affiliated Investment Companies(e) — 116.0%

Equity Funds — 47.9%
BlackRock Advantage Emerging Markets Fund, Class K (a)	1,620,472	$16,723,273
BlackRock Global Allocation Fund, Inc., Class K	1,482,798	28,914,569
iShares Core MSCI EAFE ETF	113,321	7,181,152
iShares Core S&P Total U.S. Stock Market ETF	1,264,949	79,084,611
iShares Edge MSCI Multifactor USA ETF	469,824	15,020,273
iShares Edge MSCI USA Momentum Factor ETF	138,257	15,166,793
Master Advantage Large Cap Core Portfolio	$11,230,142	11,230,142

		173,320,813
Fixed Income Funds — 53.1%
BlackRock Global Long/Short Credit Fund, Class K	1,420,562	14,674,404
BlackRock Low Duration Bond Portfolio, Class K	774,472	7,334,246
BlackRock Strategic Income Opportunities Portfolio, Class K	2,252,311	21,982,553
iShares 20+ Year Treasury Bond ETF (b)	60,231	7,331,317
iShares 7-10 Year Treasury Bond ETF (b)	497,194	50,967,357
iShares J.P. Morgan USD Emerging Markets Bond ETF	228,040	24,347,831
Master Total Return Portfolio	$65,214,821	65,214,821

		191,852,529
Short-Term Securities — 15.0%
SL Liquidity Series, LLC, Money Market Series, 2.15% (c)(d)	54,386,761	54,392,200

Total Affiliated Investment Companies — 116.0% (Cost: $397,144,519)		419,565,542
Liabilities in Excess of Other Assets — (16.0)%		(58,016,801)

Net Assets — 100.0%		$361,548,741

(a)	Non-income producing security.
(b)	Security, or a portion of the security, is on loan.
(c)	Security was purchased with the cash collateral from loaned securities.
(d)	Annualized 7-day yield as of period end.
(e)

During the period ended June 30, 2018, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, and/or related parties of the Fund were as follows:

Affiliate	Shares/ Investment Value Held at 09/30/17	Shares/ Investment Value Purchased	Shares/ Investment Value Sold		Shares/ Investment Value Held at 06/30/18	Value at 06/30/18	Income	Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Advantage Emerging Markets Fund, Class K	—	2,059,833	(439,361)		1,620,472	$16,723,273	$—	$(180,053)	$(2,265,870)
BlackRock Advantage Emerging Markets Fund, Institutional Class	—	2,061,856	(2,061,856)		—	—	—	167,933	—
BlackRock Global Allocation Fund, Inc., Class K	1,593,021	99,521	(209,744)		1,482,798	28,914,569	358,048	1,238,800	(1,257,027)
BlackRock Global Long/Short Credit Fund, Class K	1,482,582	140,369	(202,389)		1,420,562	14,674,404	201,135	12,747	(151,668)
BlackRock High Yield Bond Portfolio, Class K	—	1,596,668	(1,596,668)		—	—	312,045	(309,900)	—
BlackRock Liquidity Funds, T-Fund, Institutional Class	683,835	—	(683,835	)(b)	—	—	3,019	—	—
BlackRock Low Duration Bond Portfolio, Class K	—	813,995	(39,523)		774,472	7,334,246	45,821	(991)	(30,830)

1

Schedule of Investments (unaudited) (continued) June 30, 2018	BlackRock 40/60 Target Allocation Fund

Affiliate	Shares/ Investment Value Held at 09/30/17	Shares/ Investment Value Purchased		Shares/ Investment Value Sold	Shares/ Investment Value Held at 06/30/18	Value at 06/30/18	Income		Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Strategic Income Opportunities Portfolio, Class K	2,000,874	566,242		(314,805)	2,252,311	$21,982,553	$613,324		$(25,620)	$(490,516)
BlackRock Total Emerging Markets Fund, Institutional Class	2,296,724	130,915		(2,427,639)	—	—	355,782		3,500,370	(2,628,090)
iShares 20+ Year Treasury Bond ETF	—	67,961		(7,730)	60,231	7,331,317	131,649		(24,687)	(161,387)
iShares 7-10 Year Treasury Bond ETF	368,591	196,012		(67,409)	497,194	50,967,357	779,146		(483,707)	(1,638,430)
iShares Core MSCI EAFE ETF	381,881	6,724		(275,284)	113,321	7,181,152	399,875		3,515,726	(2,622,381)
iShares Core S&P 500 ETF	143,561	1,843		(145,404)	—	—	157,112		4,508,813	(1,220,276)
iShares Core S&P Total U.S. Stock Market ETF	1,546,480	106,350		(387,881)	1,264,949	79,084,611	1,088,832		3,754,936	3,899,857
iShares Edge MSCI Multifactor USA ETF	—	848,667		(378,843)	469,824	15,020,273	161,929		(559,901)	(424,144)
iShares Edge MSCI USA Momentum Factor ETF	—	145,271		(7,014)	138,257	15,166,793	47,132		40,109	811,956
iShares iBoxx $ High Yield Corporate Bond ETF	139,154	—		(139,154)	—	—	50,793		141,801	(194,380)
iShares Intermediate Credit Bond ETF	331,083	—		(331,083)	—	—	252,571		(520,029)	168,595
iShares JP Morgan USD Emerging Markets Bond ETF	134,695	350,590		(257,245)	228,040	24,347,831	614,481		(146,761)	(2,628,584)
Master Advantage Large Cap Core Portfolio	$—	$11,230,142	(c)(d)	$—	$11,230,142	11,230,142	104,053		459,901	(605,491)
Master Total Return Portfolio	$54,925,330	$10,289,491	(c)(d)	$—	$65,214,821	65,214,821	1,948,214		(622,792)	4,497,068
SL Liquidity Series, LLC, Money Market Series	12,456,517	41,930,244	(c)	—	54,386,761	54,392,200	58,866	(e)	(7,643)	11

						$419,565,542	$7,683,827		$14,459,052	$(6,941,587)

(a)	Includes net capital gain distributions, if applicable.
(b)	Represents net shares/investment value sold.
(c)	Represents net shares/investment value purchase.
(d)	Inclusive of income, expense, realized and unrealized gains and losses allocated from the Master Portfolio.
(e)

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Portfolio Abbreviation

ETF      Exchange-Traded Fund

2

Schedule of Investments (unaudited) (continued) June 30, 2018	BlackRock 40/60 Target Allocation Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including each Fund’s own assumptions used in determining the fair value of investments.)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies:
Equity Funds(a)	$162,090,671	$—	$—	$162,090,671
Fixed Income Funds(a)	126,637,708	—	—	126,637,708

Subtotal	$288,728,379	$—	$—	$288,728,379

Investments Valued at NAV(b)				130,837,163

Total Investments				$419,565,542

(a)	See above Schedule of Investments for values in each security type.

(b)	As of June 30, 2018, certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

During the period ended June 30, 2018, there were no transfers between levels.

3

Schedule of Investments (unaudited) June 30, 2018	BlackRock 60/40 Target Allocation Fund (Percentages shown are based on Net Assets)

Security	Shares/ Investment Value	Value
Affiliated Investment Companies(e) — 102.5%

Equity Funds — 67.8%
BlackRock Advantage Emerging Markets Fund, Class K (a)	3,128,603	$32,287,178
BlackRock Global Allocation Fund, Inc., Class K	1,803,776	35,173,632
iShares Core MSCI EAFE ETF	552,008	34,980,747
iShares Core S&P Mid-Cap ETF	191,564	37,312,836
iShares Core S&P Total U.S. Stock Market ETF	1,875,758	117,272,390
iShares Edge MSCI Multifactor USA ETF	977,096	31,237,759
iShares Edge MSCI USA Momentum Factor ETF	385,589	42,299,113
Master Advantage Large Cap Core Portfolio	$15,884,017	15,884,017

		346,447,672
Fixed Income Funds — 32.5%
BlackRock Strategic Income Opportunities Portfolio, Class K	3,643,028	35,555,958
iShares 20+ Year Treasury Bond ETF (b)	87,739	10,679,591
iShares 7-10 Year Treasury Bond ETF	195,153	20,005,134
iShares J.P. Morgan USD Emerging Markets Bond ETF	181,708	19,400,963
Master Total Return Portfolio	$80,466,573	80,466,573

		166,108,219
Short-Term Securities — 2.2%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 1.85% (c)	639,985	639,985
SL Liquidity Series, LLC, Money Market Series, 2.15% (c)(d)	10,830,308	10,831,391

		11,471,376

Total Affiliated Investment Companies — 102.5% (Cost: $484,929,620)		524,027,267
Liabilities in Excess of Other Assets — (2.5)%		(12,843,976)

Net Assets — 100.0%		$511,183,291

(a)	Non-income producing security.
(b)	Security, or a portion of the security, is on loan.
(c)	Annualized 7-day yield as of period end.
(d)	Security was purchased with the cash collateral from loaned securities.
(e)

During the period ended June 30, 2018, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, and/or related parties of the Fund were as follows:

Affiliate	Shares/ Investment Value Held at 09/30/17	Shares/ Investment Value Purchased		Shares/ Investment Value Sold	Shares/ Investment Value Held at 06/30/18	Value at 06/30/18	Income	Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Advantage Emerging Markets Fund, Class K	—	8,384,088		(5,255,485)	3,128,603	$32,287,178	$—	$(410,264)	$(4,360,850)
BlackRock Advantage Emerging Markets Fund, Institutional Class	—	4,207,691		(4,207,691)	—	—	—	2,197,252	—
BlackRock Global Allocation Fund, Inc., Class K	1,803,895	137,620		(137,739)	1,803,776	35,173,632	408,895	1,271,800	(1,325,947)
BlackRock Global Dividend Portfolio, Class K	1,509,924	1,753		(1,511,677)	—	—	—	2,832,631	(2,546,398)
BlackRock High Yield Bond Portfolio, Class K	—	2,120,554		(2,120,554)	—	—	412,869	(417,737)	—
BlackRock Liquidity Funds, T-Fund, Institutional Class	396,263	243,722	(c)	—	639,985	639,985	4,185	—	—
BlackRock Strategic Income Opportunities Portfolio, Class K	2,550,941	1,391,875		(299,788)	3,643,028	35,555,958	897,517	(29,160)	(821,973)
BlackRock Total Emerging Markets Fund, Institutional Class	3,468,984	212,708		(3,681,692)	—	—	541,398	4,875,568	(4,031,262)

1

Schedule of Investments (unaudited) (continued) June 30, 2018	BlackRock 60/40 Target Allocation Fund

Affiliate	Shares/ Investment Value Held at 09/30/17	Shares/ Investment Value Purchased		Shares/ Investment Value Sold		Shares/ Investment Value Held at 06/30/18	Value at 06/30/18	Income		Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)
iShares 20+ Year Treasury Bond ETF	—	93,697		(5,958)		87,739	$10,679,591	$176,317		$(14,445)	$(211,475)
iShares 7-10 Year Treasury Bond ETF	379,518	153,850		(338,215)		195,153	20,005,134	403,559		(1,028,025)	(44,044)
iShares Edge MSCI USA Momentum Factor ETF	—	395,732		(10,143)		385,589	42,299,113	131,084		40,731	2,255,920
iShares Core MSCI EAFE ETF	908,091	30,880		(386,963)		552,008	34,980,747	1,212,270		3,594,670	(3,031,156)
iShares Core MSCI Emerging ETF	204,772	2,398		(207,170)		—	—	196,814		2,407,041	(1,303,335)
iShares Core S&P 500 ETF	185,128	3,125		(188,253)		—	—	232,051		6,327,329	(1,571,795)
iShares Core S&P Mid-Cap ETF	198,761	9,087		(16,284)		191,564	37,312,836	393,640		184,302	2,951,674
iShares Core S&P Total U.S. Stock Market ETF	2,171,941	196,020		(492,203)		1,875,758	117,272,390	1,565,100		4,941,519	6,031,126
iShares Edge MSCI Multifactor USA ETF	—	1,634,050		(656,954)		977,096	31,237,759	323,435		(1,005,809)	(876,166)
iShares iBoxx $ High Yield Corporate Bond ETF	178,667	200		(178,867)		—	—	65,215		183,527	(251,091)
iShares J.P. Morgan USD Emerging Markets Bond ETF	130,181	325,751		(274,224)		181,708	19,400,963	546,070		(215,510)	(2,177,757)
Master Advantage Large Cap Core Portfolio	$—	$15,884,017	(c)(d)	$—		$15,884,017	15,884,017	143,494		630,847	(842,897)
Master Total Return Portfolio	$50,375,091	$30,091,482	(c)(d)	$—		$80,466,573	80,466,573	2,067,216		(742,315)	1,273,294
SL Liquidity Series, LLC, Money Market Series	22,530,883	—		(11,700,575	)(b)	10,830,308	10,831,391	58,553	(e)	(5,581)	1,082

							$524,027,267	$9,779,682		$25,618,371	$(10,883,050)

(a)	Includes net capital gain distributions, if applicable.
(b)	Represents net shares/investment value sold.
(c)	Represents net shares/investment value purchased.
(d)	Inclusive of income, expense, realized and unrealized gains and losses allocated from the Master Portfolio.
(e)

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Portfolio Abbreviation

ETF      Exchange-Traded Fund

2

Schedule of Investments (unaudited) (continued) June 30, 2018	BlackRock 60/40 Target Allocation Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including each Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee ( the “Global Valuation Committee”) in determining the price for Fair Valued investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies:
Equity Funds(a)	$330,563,655	$—	$—	$330,563,655
Fixed Income Funds(a)	85,641,646	—	—	85,641,646
Short-Term Securities	639,985	—	—	639,985

Subtotal	$416,845,286	$—	$—	$416,845,286

Investments Valued at NAV(b)				107,181,981

Total Investments				$524,027,267

(a)	See above Schedule of Investments for values in each security type.

(b)	As of June 30, 2018, certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

During the period ended June 30, 2018, there were no transfers between levels.

3

Schedule of Investments (unaudited) June 30, 2018	BlackRock 80/20 Target Allocation Fund (Percentages shown are based on Net Assets)

Security	Shares/ Investment Value	Value
Affiliated Investment Companies(e) — 103.2%

Equity Funds — 87.1%
BlackRock Advantage Emerging Markets Fund, Class K (a)	2,055,505	$21,212,812
BlackRock Global Allocation Fund, Inc., Class K	1,023,494	19,958,135
International Tilts Master Portfolio	$12,862,047	12,862,047
iShares Core MSCI EAFE ETF	416,606	26,400,322
iShares Core MSCI Emerging Markets ETF	119,892	6,295,529
iShares Core S&P Mid-Cap ETF	235,516	45,873,807
iShares Core S&P Total U.S. Stock Market ETF	1,292,225	80,789,907
iShares Edge MSCI Min Vol USA ETF	131,416	6,986,075
iShares Edge MSCI Multifactor USA ETF	864,206	27,628,666
iShares Edge MSCI USA Momentum Factor ETF	287,074	31,492,018
Master Advantage Large Cap Core Portfolio	$13,736,045	13,736,045

		293,235,363
Fixed Income Funds — 13.9%
BlackRock Strategic Income Opportunities Portfolio, Class K	1,397,592	13,640,498
iShares 20+ Year Treasury Bond ETF (b)	56,353	6,859,287
Master Total Return Portfolio	$26,379,322	26,379,322

		46,879,107
Short-Term Securities — 2.2%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 1.85% (c)	475,005	475,005
SL Liquidity Series, LLC, Money Market Series, 2.15% (c)(d)	6,948,545	6,949,240

		7,424,245

Total Affiliated Investment Companies — 103.2% (Cost: $319,626,394)		347,538,715
Liabilities in Excess of Other Assets — (3.2)%		(10,634,388)

Net Assets — 100.0%		$336,904,327

(a)	Non-income producing security.
(b)	Security, or a portion of the security, is on loan.
(c)	Annualized 7-day yield as of period end.
(d)	Security was purchased with the cash collateral from loaned securities.
(e)

During the period ended June 30, 2018, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, and/or related parties of the Fund were as follows:

Affiliate	Shares/ Investment Value Held at 09/30/17	Shares/ Investment Value Purchased	Shares/ Investment Value Sold		Shares/ Investment Value Held at 06/30/18	Value at 06/30/18	Income	Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Advantage Emerging Markets Fund, Class K	—	2,086,495	(30,990)		2,055,505	$21,212,812	$—	$(14,626)	$(2,740,432)
BlackRock Advantage Emerging Markets Fund, Institutional Class	—	1,743,949	(1,743,949)		—	—	—	1,224,302	—
BlackRock Basic Value Fund, Inc., Class K	450,606	722	(451,328)		—	—	—	1,671,522	(1,590,458)
BlackRock Global Allocation Fund, Inc., Class K	864,350	199,104	(39,960)		1,023,494	19,958,135	205,282	609,537	(713,709)
BlackRock Global Dividend Portfolio, Class K	1,048,179	1,740	(1,049,920)		—	—	—	1,860,247	(1,661,147)
BlackRock High Yield Portfolio, Class K	—	803,946	(803,946)		—	—	89,318	4,069	—
BlackRock Liquidity Funds, T-Fund, Institutional Class	884,589	—	(409,584	)(b)	475,005	475,005	8,491	2	—
BlackRock Strategic Income Opportunities Portfolio, Class K	—	1,432,200	(34,608)		1,397,592	13,640,498	209,519	(4,931)	(380,290)

1

Schedule of Investments (unaudited) (continued) June 30, 2018	BlackRock 80/20 Target Allocation Fund

Affiliate	Shares/ Investment Value Held at 09/30/17	Shares/ Investment Value Purchased		Shares/ Investment Value Sold		Shares/ Investment Value Held at 06/30/18	Value at 06/30/18	Income		Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Total Emerging Markets Fund, Institutional Class	1,386,186	203,103		(1,589,289)		—	$—	$226,670		$1,765,186	$(1,513,263)
International Tilts Master Portfolio	$—	$1,025,240	(c)(d)	$—		$12,862,047	12,862,047	361,779		586,190	(833,291)
iShares 20+ Year Treasury Bond ETF	—	57,605		(1,252)		56,353	6,859,287	71,920		(6,455)	(165,248)
iShares 7-10 Year Treasury Bond ETF	56,446	61,444		(117,890)		—	—	64,093		(203,168)	(7,750)
iShares Core MSCI EAFE ETFs	649,099	76,852		(309,345)		416,606	26,400,322	884,857		2,287,672	(2,167,075)
iShares Core MSCI Emerging Markets ETF	226,267	30,420		(136,795)		119,892	6,295,529	270,099		1,058,280	(838,512)
iShares Core S&P 500 ETF	151,466	7,711		(159,177)		—	—	180,317		6,437,496	(2,725,978)
iShares Core S&P Mid-Cap ETF	178,303	65,825		(8,612)		235,516	45,873,807	448,480		(23,716)	2,992,754
iShares Core S&P Total U.S. Stock Market ETF	1,273,642	190,674		(172,091)		1,292,225	80,789,907	1,040,254		628,999	5,794,338
iShares Edge MSCI Min Vol USA ETF	117,683	18,656		(4,923)		131,416	6,986,075	97,974		(3,675)	340,015
iShares Edge MSCI Multifactor USA ETF	—	1,401,081		(536,875)		864,206	27,628,666	340,517		(850,157)	246,240
iShares Edge MSCI USA Momentum Factor ETF	—	291,531		(4,457)		287,074	31,492,018	97,320		3,361	1,665,470
iShares iBoxx $ High Yield Corporate Bond ETF	61,697	220		(61,917)		—	—	22,520		61,596	(84,920)
iShares J.P. Morgan USD Emerging Markets Bond ETF	50,854	220		(51,074)		—	—	22,996		157,664	(187,037)
Master Advantage Large Cap Core Portfolio	$—	$400,753	(c)(d)	$—		$13,736,045	13,736,045	120,733		525,133	(683,174)
Master Total Return Portfolio	$14,250,005	$—		$(11,790,592	)(b)(d)	$26,379,322	26,379,322	664,028		(249,461)	(99,332)
SL Liquidity Series, LLC, Money Market Series	42,722,453	—		(35,773,908	)(b)	6,948,545	6,949,240	33,796	(e)	1,852	9

							$347,538,715	$5,460,963		$17,526,919	$(5,352,790)

(a)	Includes net capital gain distributions, if applicable.
(b)	Represents net shares/investment value sold.
(c)	Represents net shares/investment value purchased.
(d)	Inclusive of income, expense, realized and unrealized gains and losses allocated from the Master Portfolio.
(e)

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Portfolio Abbreviation

ETF      Exchange-Traded Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including each Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

2

Schedule of Investments (unaudited) (continued) June 30, 2018	BlackRock 80/20 Target Allocation Fund

The following tables summarize the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies:
Equity Funds(a)	$266,637,271	$—	$—	$266,637,271
Fixed Income Funds(a)	20,499,785	—	—	20,499,785
Short-Term Securities	475,005	—	—	475,005

Subtotal	$287,612,061	$—	$—	$287,612,061

Investments Valued at NAV(b)				59,926,654

Total Investments				$347,538,715

(a)	See above Schedule of Investments for values in each security type.

(b)	As of June 30, 2018, certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

During the period ended June 30, 2018, there were no transfers between levels.

3

Item 2 — Controls and Procedures

2(a) —	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) —	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 — Exhibits

Certifications — Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Funds II

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds II

Date: August 22, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds II

Date: August 22, 2018

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Funds II

Date: August 22, 2018